Financial risk management - Derivative Contracts (Details) biological_asset in Thousands, $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($) biological_asset
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset	92
Notional amount	$ 30,031
Market Value Asset/ (Liability)	623
Profit/(Loss)	$ 3,091
Soybean | Futures
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset	16
Notional amount	$ 5,713
Market Value Asset/ (Liability)	151
Profit/(Loss)	$ 151
Sugar | Futures
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset	47
Notional amount	$ (16,380)
Market Value Asset/ (Liability)	901
Profit/(Loss)	$ 2,511
Ethanol | Futures
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset	15
Notional amount	$ 41,957
Market Value Asset/ (Liability)	(197)
Profit/(Loss)	$ 197
Ethanol | OTC
Disclosure of detailed information about financial instruments [line items]
Quantities (thousands) | biological_asset	14
Notional amount	$ (1,259)
Market Value Asset/ (Liability)	(232)
Profit/(Loss)	$ 232